UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-06677

Dryden Index Series Fund

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Marguerite E.H. Morrison

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7525

Date of fiscal year end: 9/30/2004

Date of reporting period: 3/31/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Stock Index Fund

MARCH 31, 2004	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Provide investment results that correspond to the price and yield performance of the S&P 500 Index

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

May 18, 2004

As the U.S. stock market slowed in 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and the potential for rising interest rates in the United States, we can understand why some investors may want to remain cautious. For those with long-term goals, a broadly diversified asset allocation can increase your chances of participating in economic growth.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden equity funds are managed by Jennison Associates and Quantitative Management (QM). Prudential Fixed Income manages the JennisonDryden fixed income and money market funds. Jennison Associates, QM, and Prudential Fixed Income are part of Prudential Investment Management.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Index Series Fund/Dryden Stock Index Fund

Dryden Index Series Fund/Dryden Stock Index Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Stock Index Fund (the Fund) is to provide investment results that correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index). There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain current performance data to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 3/31/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	13.70%	34.21% (34.15)	N/A	N/A	–17.26% (–17.46)

Class B	13.27	33.23 (33.18)	N/A	N/A	–19.97 (–20.16)

Class C	13.27	33.23 (33.18)	N/A	N/A	–19.93 (–20.12)

Class Z	13.81	34.57 (34.52)	–6.91% (–7.17)	191.50% (190.45)	219.52 (218.38)

Class I	13.91	34.74 (34.68)	–6.41 (–6.67)	N/A	29.43 (29.02)

S&P 500 Index[3]	14.07	35.10	–5.86	201.77	***

Lipper S&P 500 Index Objective Funds Avg.[4]	13.69	34.21	–8.35	190.03	****

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		29.85% (29.79)	N/A	N/A	–4.97% (–5.02)

Class B		28.23 (28.18)	N/A	N/A	–5.19 (–5.24)

Class C		32.23 (32.18)	N/A	N/A	–4.96 (–5.01)

Class Z		34.57 (34.52)	–1.42% (–1.48)	11.29% (11.25)	10.72 (10.69)

Class I		34.74 (34.68)	–1.32 (–1.37)	N/A	3.95 (3.90)

S&P 500 Index[3]		35.10	–1.20	11.68	***

Lipper S&P 500 Index Objective Funds Avg.[4]		34.21	–1.73	11.23	****

1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without a contractual distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been

2	Visit our website at www.jennisondryden.com

lower. The Fund charges a maximum front-end sales charge of 3.25% for Class A shares in most circumstances and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Through February 1, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. Class Z and Class I shares are not subject to sales charges or 12b-1 fees. Without waiver of fees and/or expense subsidization, the Fund’s total returns would have been lower, as indicated in parentheses. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. 2Inception dates: Class A, B, and C, 11/18/99; Class Z, 11/5/92; and Class I, 8/1/97. 3The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. 4The Lipper S&P 500 Index Objective Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper S&P 500 Index Objective Funds category for the periods noted. Funds in the Lipper Average are passively managed, limited expense (management fee no higher than 0.50%) funds designed to replicate the performance of the S&P 500 Index on a reinvested basis. Investors cannot invest directly in an index. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***S&P 500 Index Closest Month-End to Inception cumulative total returns are –13.54% for Class A, B, and C; 234.45% for Class Z; and 30.18% for Class I. S&P 500 Index Closest Month-End to Inception average annual total returns are –3.30% for Class A, B, and C; 11.15% for Class Z; and 4.04% for Class I. ****Lipper Average Closest Month-End to Inception cumulative total returns are –15.55% for Class A, B, and C; 220.98% for Class Z; and 26.39% for Class I. Lipper Average Closest Month-End to Inception average annual total returns are –3.83% for Class A, B, and C; 10.75% for Class Z; and 3.57% for Class I.

Dryden Index Series Fund/Dryden Stock Index Fund	3

Your Fund’s Performance

Cont’d.

S&P 500 Index as of 3/31/04

Source: Factset.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” and “500” are trademarks of The McGraw Hill Companies, Inc., and have been licensed for use by Prudential Investments LLC, its affiliates, and subsidiaries. The Dryden Stock Index Fund is not sponsored, endorsed, sold, or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund. The performance cited does not represent the performance of the Dryden Stock Index Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

*	Industry weightings are subject to change.

4	Visit our website at www.jennisondryden.com

Financial Statements

MARCH 31, 2004	SEMI-ANNUAL REPORT

Dryden Stock Index Fund

Portfolio of Investments

as of March 31, 2004 (Unaudited)

Shares		Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.4%

COMMON STOCKS

Aerospace/Defense 1.7%

196,084	(c)	Boeing Co.	$8,053,170
45,006		General Dynamics Corp.	4,020,386
198,315		Honeywell International, Inc.	6,712,963
101,956	(c)	Lockheed Martin Corp.	4,653,272
42,274		Northrop Grumman Corp.	4,160,607
94,044		Raytheon Co.	2,947,339
41,763		Rockwell Automation, Inc.	1,447,923
41,763		Rockwell Collins, Inc.	1,320,128
117,220	(c)	United Technologies Corp.	10,116,086

			43,431,874

Agricultural Products 0.1%

57,692	(c)	Monsanto Co.	2,115,566

Airlines 0.1%

26,684	(c)	Delta Airlines, Inc.(a)	211,337
180,574	(c)	Southwest Airlines Co.	2,565,957

			2,777,294

Aluminum 0.3%

197,944	(c)	Alcoa, Inc.	6,866,677

Automobiles & Trucks 0.8%

9,479		Cummins, Inc.	554,047
35,740		Dana Corp.	709,796
123,484		Delphi Automotive Systems Corp.	1,229,901
415,963	(c)	Ford Motor Co.	5,644,618
132,078	(c)	General Motors Corp.	6,220,874
38,799		Genuine Parts Co.	1,269,503
41,652	(c)	Johnson Controls, Inc.	2,463,716
16,560	(c)	Navistar International Corp.(a)	759,276
31,370	(c)	Visteon Corp.	300,211

			19,151,942

Banking 7.6%

80,300		AmSouth Bancorporation	1,887,853
334,367	(c)	Bank of America Corp.	27,077,040
177,936		Bank of New York Co., Inc.	5,604,984
258,216		Bank One Corp.	14,077,936

See Notes to Financial Statements.

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Shares		Description	Value (Note 1)

123,058		BB&T Corp.	$4,343,947
54,667	(c)	Capital One Financial Corp.	4,123,532
51,014		Charter One Financial, Inc.	1,803,855
39,761	(c)	Comerica, Inc.	2,159,818
129,073		Fifth Third Bancorp	7,146,772
28,500		First Tennessee National Corp.	1,359,450
240,834		FleetBoston Financial Corp.	10,813,447
34,892	(c)	Golden West Financial Corp.	3,906,159
54,429		Huntington Bancshares, Inc.	1,207,779
470,029		JP Morgan Chase & Co.	19,717,717
94,635	(c)	KeyCorp	2,866,494
26,500		M&T Bank Corp.	2,381,025
99,746	(c)	Mellon Financial Corp.	3,121,052
139,498		National City Corp.	4,963,339
34,200	(c)	North Fork Bancorporation, Inc.	1,447,344
49,962		Northern Trust Corp.	2,327,730
65,536		PNC Financial Services Group	3,632,005
65,102		Providian Financial Corp.(a)	852,836
77,000		SouthTrust Corp.	2,553,320
76,162		State Street Corp.	3,970,325
65,783		SunTrust Banks, Inc.	4,585,733
44,800	(c)	Union Planters Corp.	1,337,280
440,495		US Bancorp	12,179,687
304,865		Wachovia Corp.	14,328,655
388,640	(c)	Wells Fargo & Co.	22,024,229
20,500		Zions Bancorporation	1,172,600

			188,973,943

Beverages 2.6%

7,947		Adolph Coors Co.	551,919
187,754		Anheuser-Busch Co., Inc.	9,575,454
27,276		Brown-Forman Corp.	1,299,974
559,932		Coca-Cola Co.	28,164,580
104,200		Coca-Cola Enterprises, Inc.	2,518,514
62,000		Pepsi Bottling Group, Inc.	1,844,500
391,405		PepsiCo, Inc.	21,077,159

			65,032,100

Chemicals 1.0%

55,032		Air Products & Chemicals, Inc.	2,758,204
212,736		Dow Chemical Co.	8,569,006
228,244	(c)	E.I. du Pont de Nemours & Co.	9,636,462
17,693		Eastman Chemical Co.	755,137

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	7

Portfolio of Investments

as of March 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value (Note 1)

27,031	(c)	Hercules, Inc.(a)	$310,316
50,470	(c)	Rohm & Haas Co.	2,010,725
15,316		Sigma-Aldrich Corp.	847,587

			24,887,437

Chemical—Specialty 0.2%

27,704		Engelhard Corp.	828,073
10,890		Great Lakes Chemical Corp.	259,726
75,758		Praxair, Inc.	2,812,137

			3,899,936

Commercial Services 0.1%

36,000		Convergys Corp.(a)	547,200
34,388		Moodys Corp.	2,434,670

			2,981,870

Computer Hardware 2.4%

84,812	(c)	Apple Computer, Inc.(a)	2,294,165
589,140	(c)	Dell, Inc.(a)	19,806,887
67,792	(c)	Gateway, Inc.(a)	357,942
390,934		International Business Machines Corp.	35,903,378
19,900	(c)	NCR Corp.(a)	876,794

			59,239,166

Computer Software & Services 7.3%

54,420		Adobe Systems, Inc.	2,145,781
24,210		Autodesk, Inc.	765,520
136,378		Automatic Data Processing, Inc.	5,727,876
55,600		BMC Software, Inc.(a)	1,086,980
1,582,344		Cisco Systems, Inc.(a)	37,216,731
40,900	(c)	Citrix Systems, Inc.(a)	884,258
131,258	(c)	Computer Associates International, Inc.	3,525,590
41,851	(c)	Computer Sciences Corp.(a)	1,687,851
84,100		Compuware Corp.(a)	626,545
149,600	(c)	eBay, Inc.(a)	10,371,768
67,200		Electronic Arts, Inc.(a)	3,626,112
551,804	(c)	EMC Corp.(a)	7,510,053
205,252		First Data Corp.	8,653,424
46,300	(c)	Intuit, Inc.(a)	2,077,944
46,620	(c)	KLA-Tencor Corp.(a)	2,347,317
19,600	(c)	Mercury Interactive Corp.(a)	878,080
138,516	(c)	Micron Technology, Inc.(a)	2,314,602

See Notes to Financial Statements.

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Shares		Description	Value (Note 1)

2,476,412		Microsoft Corp.	$61,836,008
90,202	(c)	Novell, Inc.(a)	1,026,499
34,400		Novellus Systems, Inc.(a)	1,093,576
39,200	(c)	NVIDIA Corp.(a)	1,038,408
1,197,440		Oracle Corp.(a)	14,381,254
62,779		Parametric Technology Corp.(a)	283,761
84,400		PeopleSoft, Inc.(a)	1,560,556
112,200		Siebel Systems, Inc.(a)	1,291,422
733,796	(c)	Sun Microsystems, Inc.(a)	3,052,591
63,300		SunGuard Data Systems, Inc.(a)	1,734,420
96,077	(c)	VERITAS Software Corp.(a)	2,585,432

			181,330,359

Construction 0.2%

18,237	(c)	Fluor Corp.	705,589
11,691		KB Home	944,633
29,086		Pulte Homes, Inc.	1,617,182
23,000		Vulcan Materials Co.	1,091,120

			4,358,524

Containers 0.1%

12,216	(c)	Ball Corp.	828,000
26,610	(c)	Bemis Co.	691,860
35,258		Pactiv Corp.(a)	784,491

			2,304,351

Cosmetics & Soaps 2.2%

20,185		Alberto-Culver Co.	885,516
53,672		Avon Products, Inc.	4,072,095
49,432		Clorox Co.	2,417,719
122,730	(c)	Colgate-Palmolive Co.	6,762,423
234,139		Gillette Co.	9,154,835
20,975		International Flavors & Fragrances, Inc.	744,612
296,319		Procter & Gamble Co.	31,077,937

			55,115,137

Diversified Gas

11,923		NICOR, Inc.	420,047

Drugs & Medical Supplies 11.0%

358,074		Abbott Laboratories	14,716,841
29,682	(c)	Allergan, Inc.	2,498,037
25,400		AmerisourceBergen Corp.	1,388,872

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	9

Portfolio of Investments

as of March 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value (Note 1)

295,904		Amgen, Inc.(a)	$17,212,736
13,038		Bausch & Lomb, Inc.	781,889
138,874	(c)	Baxter International, Inc.	4,289,818
56,612		Becton Dickinson & Co.	2,744,550
75,020	(c)	Biogen Idec, Inc.(a)	4,171,112
57,023		Biomet, Inc.	2,187,402
187,924		Boston Scientific Corp.(a)	7,964,219
442,014		Bristol-Myers Squibb Co.	10,709,999
12,056		C.R. Bard, Inc.	1,177,148
99,773		Cardinal Health, Inc.	6,874,360
72,000	(c)	Caremark Rx, Inc.(a)	2,394,000
85,000	(c)	Forest Laboratories, Inc.(a)	6,087,700
52,200	(c)	Genzyme Corp.(a)	2,455,488
69,848		Guidant Corp.	4,426,268
682,969		Johnson & Johnson	34,640,188
57,933		King Pharmaceuticals, Inc.(a)	975,592
255,597		Lilly (Eli) & Co.	17,099,439
55,300		MedImmune, Inc.(a)	1,276,324
278,358		Medtronic, Inc.	13,291,594
510,144		Merck & Co., Inc.	22,543,263
1,751,423		Pfizer, Inc.	61,387,376
23,900		Quest Diagnostics, Inc.	1,979,637
333,624		Schering-Plough Corp.	5,411,381
38,832		St. Jude Medical, Inc.(a)	2,799,787
45,800	(c)	Stryker Corp.	4,054,674
23,900		Watson Pharmaceuticals, Inc.(a)	1,022,681
306,891	(c)	Wyeth	11,523,757
55,311	(c)	Zimmer Holdings, Inc.(a)	4,080,846

			274,166,978

Education 0.1%

41,200		Apollo Group, Inc.(a)	3,547,732

Electronics 4.7%

79,924	(c)	Advanced Micro Devices, Inc.(a)	1,297,167
112,096		Agilent Technologies, Inc.(a)	3,545,596
89,700	(c)	Altera Corp.(a)	1,834,365
83,000	(c)	Analog Devices, Inc.	3,984,830
113,000	(c)	Electronic Data Systems Corp.	2,186,550
97,875		Emerson Electric Co.	5,864,670
701,402		Hewlett-Packard Co.	16,020,022
1,495,388	(c)	Intel Corp.	40,674,554
45,100	(c)	Jabil Circuit, Inc.(a)	1,327,293

See Notes to Financial Statements.

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Shares		Description	Value (Note 1)

70,100		Linear Technology Corp.	$2,595,102
87,544	(c)	LSI Logic Corp.(a)	817,661
74,300	(c)	Maxim Integrated Products, Inc.	3,498,787
43,250		Molex, Inc.	1,314,367
535,013	(c)	Motorola, Inc.	9,416,229
42,276	(c)	National Semiconductor Corp.(a)	1,878,323
27,170		PerkinElmer, Inc.	562,147
37,500	(c)	PMC-Sierra, Inc.(a)	636,375
22,900	(c)	QLogic Corp.(a)	755,929
119,500	(c)	Sanmina Corp.(a)	1,315,695
184,500	(c)	Solectron Corp.(a)	1,020,285
22,624		Tektronix, Inc.	740,031
46,700	(c)	Teradyne, Inc.(a)	1,112,861
395,852		Texas Instruments, Inc.	11,566,795
17,733	(c)	Thomas & Betts Corp.(a)	386,934
77,700	(c)	Xilinx, Inc.(a)	2,952,600

			117,305,168

Financial Services 8.3%

24,300		Ambac Financial Group, Inc.	1,792,854
294,059		American Express Co.	15,246,959
21,998	(c)	Bear, Stearns & Co., Inc.	1,928,785
307,511	(c)	Charles Schwab Corp.	3,570,203
1,184,955		Citigroup, Inc.	61,262,173
41,916		Countrywide Credit Industries, Inc.	4,019,744
14,219	(c)	Deluxe Corp.	570,182
29,930		Equifax, Inc.	772,793
223,534	(c)	Fannie Mae	16,619,753
26,400		Federated Investors, Inc., Class B	829,752
43,200	(c)	Fiserv, Inc.(a)	1,545,264
58,414		Franklin Resources, Inc.	3,252,491
160,532		Freddie Mac	9,481,020
109,400	(c)	Goldman Sachs Group, Inc.	11,415,890
41,360	(c)	H&R Block, Inc.	2,110,601
54,300		Janus Capital Group, Inc.	889,434
65,600		John Hancock Financial Services, Inc.	2,866,064
61,874		Lehman Brothers Holdings, Inc.	5,127,498
51,600		Marshall & Ilsley Corp.	1,950,996
290,764		MBNA Corp.	8,033,809
221,434		Merrill Lynch & Co., Inc.	13,188,609
249,036		Morgan Stanley	14,269,763
86,725		Paychex, Inc.	3,087,410
124,900	(c)	Prudential Financial, Inc.(e)	5,593,022

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	11

Portfolio of Investments

as of March 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value (Note 1)

49,500		Regions Financial Corp.	$1,807,740
102,192		SLM Corp.	4,276,735
68,766		Synovus Financial Corp.	1,681,329
28,000		T. Rowe Price Group, Inc.	1,507,240
204,687		Washington Mutual, Inc.	8,742,182

			207,440,295

Foods 1.4%

152,159		Archer-Daniels-Midland Co.	2,566,922
98,047	(c)	Campbell Soup Co.	2,673,742
119,143	(c)	ConAgra, Inc.	3,209,712
86,372	(c)	General Mills, Inc.	4,031,845
78,514		H.J. Heinz & Co.	2,927,787
30,358		Hershey Foods Corp.	2,515,160
91,970	(c)	Kellogg Co.	3,608,903
31,300		McCormick & Co., Inc.	1,049,176
186,686		Sara Lee Corp.	4,080,956
148,880		Sysco Corp.	5,813,764
51,104	(c)	Wm. Wrigley Jr. Co.	3,021,269

			35,499,236

Forest Products 0.8%

18,449		Boise Cascade Corp.	639,258
59,230		Georgia-Pacific Corp.	1,995,459
108,884	(c)	International Paper Co.	4,601,438
115,316		Kimberly-Clark Corp.	7,276,439
29,156		Louisiana-Pacific Corp.	752,225
43,735		MeadWestvaco Corp.	1,237,263
12,345		Temple-Inland, Inc.	781,932
50,200		Weyerhaeuser Co.	3,288,100

			20,572,114

Gas Distribution 0.1%

40,400	(c)	KeySpan Corp.	1,544,088

Gas Pipelines 0.3%

43,097		Cinergy Corp.	1,762,236
139,704	(c)	El Paso Corp.	993,295
27,400		Kinder Morgan, Inc.	1,726,748
7,832		Peoples Energy Corp.	349,699
50,798		Sempra Energy	1,615,376
116,992		Williams Companies, Inc.	1,119,614

			7,566,968

See Notes to Financial Statements.

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Shares		Description	Value (Note 1)

Health Care 0.5%

32,400	(c)	Anthem, Inc.(a)	$2,936,736
17,300	(c)	Express Scripts, Inc.(a)	1,290,407
20,960		Manor Care, Inc.	739,678
65,976		McKesson Corp.	1,985,218
60,534		Medco Health Solutions, Inc.(a)	2,058,156
35,800		Wellpoint Health Networks, Inc.(a)	4,071,176

			13,081,371

Hospital Management 0.7%

113,631	(c)	HCA, Inc.	4,615,691
50,400	(c)	Health Management Associates, Inc.	1,169,784
37,810	(c)	Humana, Inc.(a)	719,146
57,110		IMS Health, Inc.	1,328,379
108,372	(c)	Tenet Healthcare Corp.(a)	1,209,431
143,424		United Health Group, Inc.	9,242,243

			18,284,674

Housing Related 0.4%

27,594		Centex Corp.	1,491,732
43,100		Leggett & Platt, Inc.	1,021,901
106,726	(c)	Masco Corp.	3,248,740
19,318		Maytag Corp.	609,869
62,327		Newell Rubbermaid, Inc.	1,445,986
19,438	(c)	Stanley Works	829,614
16,039		Whirlpool Corp.	1,104,606

			9,752,448

Insurance 4.5%

64,800		ACE Ltd.	2,764,368
35,393		Aetna, Inc.	3,175,460
115,800		AFLAC, Inc.	4,648,212
159,808		Allstate Corp.	7,264,872
595,538		American International Group, Inc.	42,491,636
75,089		Aon Corp.	2,095,734
42,734	(c)	Chubb Corp.	2,971,722
33,097		CIGNA Corp.	1,953,385
35,114		Cincinnati Financial Corp.	1,525,703
64,153	(c)	Hartford Financial Services Group, Inc.	4,086,546
32,986		Jefferson-Pilot Corp.	1,814,560
40,230	(c)	Lincoln National Corp.	1,903,684
123,540		Marsh & McLennan Companies, Inc.	5,719,902
32,958		MBIA, Inc.	2,066,467

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	13

Portfolio of Investments

as of March 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value (Note 1)

172,600		Metlife, Inc.	$6,158,368
22,120	(c)	MGIC Investment Corp.	1,420,768
75,900		Principal Financial Group, Inc.	2,704,317
50,979		Progressive Corp.	4,465,760
33,629	(c)	SAFECO Corp.	1,451,764
54,617		St. Paul Companies, Inc.	2,185,226
24,815		Torchmark Corp.	1,334,799
226,569	(c)	Travelers Property Casualty Corp., Class B	3,912,847
65,326	(c)	UnumProvident Corp.	955,719
31,000		XL Capital Ltd.	2,357,240

			111,429,059

Internet 0.4%

69,000	(c)	Symantec Corp.(a)	3,194,700
148,000	(c)	Yahoo!, Inc.(a)	7,191,320

			10,386,020

Leisure 0.6%

19,099		Brunswick Corp.	779,812
143,000	(c)	Carnival Corp.	6,422,130
28,524		Harrah’s Entertainment, Inc.	1,565,682
38,154	(c)	Hasbro, Inc.	829,850
78,400		International Game Tech., Inc.	3,524,864
100,113		Mattel, Inc.	1,846,084

			14,968,422

Lodging 0.2%

84,021		Hilton Hotels Corp.	1,365,341
55,152		Marriott International, Inc.	2,346,718

			3,712,059

Machinery 0.9%

80,028	(c)	Caterpillar, Inc.	6,327,814
22,120		Cooper Industries, Inc.	1,264,822
57,340		Deere & Co.	3,974,235
45,362		Dover Corp.	1,758,685
35,354		Eaton Corp.	1,986,541
38,995	(c)	Ingersoll-Rand Co.	2,638,012
38,584	(c)	PACCAR, Inc.	2,169,964
26,792		Parker Hannifin Corp.	1,513,748
12,042		Snap-On, Inc.	389,438
40,402		Thermo Electron Corp.(a)	1,142,569

			23,165,828

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares		Description	Value (Note 1)

Media 3.6%

139,738		Clear Channel Communications, Inc.	$5,917,904
515,890		Comcast Corp.(a)	14,826,678
45,240		Donnelley (R.R.) & Sons, Co.	1,368,510
19,804		Dow Jones & Co., Inc.	948,810
62,289		Gannett Co., Inc.	5,490,152
88,912	(c)	Interpublic Group of Companies, Inc.(a)	1,367,466
18,183	(c)	Knight-Ridder, Inc.	1,331,905
44,200		McGraw Hill Companies, Inc.	3,365,388
10,496		Meredith Corp.	530,678
23,700	(c)	Monster Worldwide, Inc.(a)	620,940
34,090	(c)	New York Times Co.	1,506,778
467,613		The Walt Disney Co.	11,685,649
1,038,524	(c)	Time Warner, Inc.(a)	17,509,515
77,527		Tribune Co.	3,910,462
72,500	(c)	Univision Communications, Inc.(a)	2,393,225
405,252		Viacom, Inc.	15,889,931

			88,663,991

Mineral Resources 0.3%

43,728	(c)	Freeport-McMoran Copper & Gold, Inc.	1,709,327
97,797	(c)	Newmont Mining Corp.	4,560,274
22,130	(c)	Phelps Dodge Corp.(a)	1,807,136

			8,076,737

Miscellaneous Basic Industry 5.7%

48,700	(c)	American Power Conversion Corp.	1,120,587
16,300		American Standard Companies, Inc.(a)	1,854,125
49,464		Applera Corp.-Applied Biosystems Group	978,398
381,688	(c)	Applied Materials, Inc.(a)	8,160,489
63,300		Applied Micro Circuits Corp.(a)	363,975
97,100	(c)	Calpine Corp.(a)	453,457
232,359		Cendant Corp.	5,667,236
42,700	(c)	Chiron Corp.(a)	1,879,227
14,383		Crane Co.	474,639
35,600	(c)	Danaher Corp.	3,323,972
80,500	(c)	Dynegy, Inc.(a)	318,780
60,482		Ecolab, Inc.	1,725,552
27,700		EOG Resources, Inc.	1,271,153
33,308		Fortune Brands, Inc.	2,552,392
2,323,072		General Electric Co.	70,900,158
20,474	(c)	Grainger (W.W.), Inc.	982,752
68,700	(c)	Harley-Davidson, Inc.	3,664,458
70,468		Illinois Tool Works, Inc.	5,583,180

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	15

Portfolio of Investments

as of March 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value (Note 1)

20,786		ITT Industries, Inc.	$1,586,595
44,568		Loews Corp.	2,632,186
10,661		Millipore Corp.(a)	547,762
32,100	(c)	Nabors Industries Ltd.(a)	1,468,575
43,167	(c)	Omnicom Group, Inc.	3,464,152
32,004		Pall Corp.	726,171
15,600		Power-One, Inc.(a)	172,536
38,574	(c)	PPG Industries, Inc.	2,248,864
38,400	(c)	Robert Half International, Inc.(a)	907,008
19,318	(c)	Sealed Air Corp.(a)	960,684
51,450		Symbol Technologies, Inc.	710,010
30,967		Textron, Inc.	1,645,896
456,580		Tyco International Ltd.	13,081,017
29,200		Waters Corp.(a)	1,192,528

			142,618,514

Miscellaneous Consumer Growth 0.9%

180,398		3M Co.	14,769,184
14,598	(c)	American Greetings Corp.(a)	332,396
17,632	(c)	Black & Decker Corp.	1,003,966
302,297	(c)	Corning, Inc.(a)	3,379,681
65,265	(c)	Eastman Kodak Co.	1,707,985

			21,193,212

Office Equipment & Supplies 0.7%

24,568	(c)	Avery Dennison Corp.	1,528,375
38,900	(c)	Cintas Corp.	1,691,761
30,852	(c)	Lexmark International Group, Inc.(a)	2,838,384
76,300	(c)	Network Appliance, Inc.(a)	1,636,635
73,800	(c)	Office Depot, Inc.(a)	1,388,916
53,925	(c)	Pitney Bowes, Inc.	2,297,744
114,450		Staples, Inc.	2,905,886
72,290	(c)	Unisys Corp.(a)	1,032,301
180,498	(c)	Xerox Corp.(a)	2,629,856

			17,949,858

Petroleum 5.0%

19,478	(c)	Amerada Hess Corp.	1,271,524
58,518	(c)	Anadarko Petroleum Corp.	3,034,744
73,548		Apache Corp.	3,175,067
15,545		Ashland Oil, Inc.	722,687
35,200		BJ Services Co.(a)	1,523,104
44,582		Burlington Resources, Inc.	2,836,753

See Notes to Financial Statements.

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Shares		Description	Value (Note 1)

245,190		ChevronTexaco Corp.	$21,522,778
156,941		ConocoPhillips	10,956,051
54,900		Devon Energy Corp.	3,192,435
1,500,814		Exxon Mobil Corp.	62,418,854
23,459	(c)	Kerr-McGee Corp.	1,208,139
70,360	(c)	Marathon Oil Corp.	2,369,021
87,438		Occidental Petroleum Corp.	4,026,520
17,914	(c)	Sunoco, Inc.	1,117,475
72,663	(c)	Transocean Sedco Forex, Inc.(a)	2,026,571
60,739		Unocal Corp.	2,264,350

			123,666,073

Petroleum Services 0.8%

80,479		Baker Hughes, Inc.	2,935,874
101,911	(c)	Halliburton Co.	3,097,075
30,400	(c)	Nobel Corp.(a)	1,167,968
96,052	(c)	PG&E Corp.(a)	2,782,626
23,810		Rowan Companies, Inc.(a)	502,153
133,121		Schlumberger Ltd.	8,499,776

			18,985,472

Railroads 0.4%

84,323		Burlington Northern Santa Fe Corp.	2,656,174
47,903		CSX Corp.	1,450,982
96,811		Norfolk Southern Corp.	2,138,555
57,829		Union Pacific Corp.	3,459,331

			9,705,042

Real Estate Investment Trust 0.5%

20,400	(c)	Apartment Investment & Management Co., Class A	634,236
90,900		Equity Office Properties Trust	2,626,101
62,200		Equity Residential Properties Trust	1,856,670
43,300	(c)	Plum Creek Timber Co., Inc.	1,406,384
43,700		Simon Property Group, Inc.	2,553,828
45,000		Starwood Hotels & Resorts Worldwide, Inc.	1,822,500

			10,899,719

Restaurants 0.7%

37,353	(c)	Darden Restaurants, Inc.	925,981
292,930		McDonald’s Corp.	8,369,010
90,400	(c)	Starbucks Corp.(a)	3,412,600
27,679	(c)	Wendy’s International, Inc.	1,126,258
65,932	(c)	Yum! Brands, Inc.(a)	2,504,757

			16,338,606

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	17

Portfolio of Investments

as of March 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value (Note 1)

Retail 6.8%

82,213	(c)	Albertson’s, Inc.	$1,821,018
61,000		AutoNation, Inc.(a)	1,040,050
21,300	(c)	AutoZone, Inc.(a)	1,831,161
67,100		Bed Bath & Beyond, Inc.(a)	2,802,096
73,200		Best Buy Co., Inc.	3,785,904
25,024		Big Lots, Inc.(a)	362,848
50,478		Circuit City Stores, Inc.	570,401
103,808	(c)	Costco Wholesale Corp.(a)	3,899,029
89,596		CVS Corp.	3,162,739
16,723		Dillards, Inc.	320,413
74,050		Dollar General Corp.	1,421,760
39,100		Family Dollar Stores, Inc.	1,405,645
41,075		Federated Department Stores, Inc.	2,220,104
211,813	(c)	Gap, Inc.	4,642,941
522,184		Home Depot, Inc.	19,508,794
65,584	(c)	J.C. Penney Co., Inc.	2,281,012
28,700		Jones Apparel Group, Inc.	1,037,505
78,900	(c)	Kohl’s Corp.(a)	3,813,237
171,134	(c)	Kroger Co.(a)	2,847,670
116,522	(c)	Limited, Inc.	2,330,440
23,792		Liz Claiborne, Inc.	872,928
181,948		Lowe’s Companies, Inc.	10,212,741
66,171		May Department Stores Co.	2,288,193
59,838	(c)	Nike, Inc.	4,659,585
29,700	(c)	Nordstrom, Inc.	1,185,030
38,654	(c)	Radioshack Corp.	1,281,767
14,349		Reebok International Ltd.	593,331
100,100	(c)	Safeway, Inc.(a)	2,060,058
55,096	(c)	Sears, Roebuck & Co.	2,366,924
31,816		Sherwin-Williams Co.	1,222,689
29,212	(c)	Supervalu, Inc.	892,134
207,682		Target Corp.	9,353,997
33,000		Tiffany & Co.	1,259,610
118,732		TJX Companies, Inc.	2,916,058
50,807	(c)	Toys ‘R’ Us, Inc.(a)	853,558
988,426		Wal-Mart Stores, Inc.	58,999,148
237,178		Walgreen Co.	7,815,015
30,940	(c)	Winn-Dixie Stores, Inc.	235,144

			170,172,677

See Notes to Financial Statements.

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Shares		Description	Value (Note 1)

Rubber 0.1%

13,588		Cooper Tire & Rubber Co.	$273,798
26,899		Goodrich Corp.	755,055
39,571	(c)	Goodyear Tire & Rubber Co.(a)	337,937

			1,366,790

Steel—Producers 0.1%

24,418		Allegheny Technologies, Inc.	295,458
18,428		Nucor Corp.	1,132,954
23,409	(c)	United States Steel Corp.	872,453
16,408		Worthington Industries, Inc.	314,541

			2,615,406

Telecommunications 2.2%

170,400		ADC Telecommunications, Inc.(a)	494,160
70,534	(c)	Alltel Corp.	3,518,941
34,822	(c)	Andrew Corp.(a)	609,385
617,554		AT&T Wireless Services, Inc.(a)	8,404,910
92,955	(c)	Avaya, Inc.(a)	1,476,125
67,600	(c)	Broadcom Corp.(a)	2,647,892
34,850		CenturyTel, Inc.	958,027
107,000	(c)	CIENA Corp.(a)	531,790
65,900	(c)	Citizens Communications Co.(a)	852,746
45,700	(c)	Comverse Technology, Inc.(a)	828,998
324,800	(c)	JDS Uniphase Corp.(a)	1,321,936
944,767	(c)	Lucent Technologies, Inc.(a)	3,882,992
251,940	(c)	Nextel Communications, Inc.(a)	6,230,476
182,800	(c)	Qualcomm, Inc.	12,141,576
388,736		Qwest Communications International, Inc.(a)	1,675,452
36,876		Scientific—Atlanta, Inc.	1,192,570
206,784	(c)	Sprint Corp. (FON Group)	3,811,029
239,692	(c)	Sprint Corp. (PCS Group)(a)	2,205,167
92,794	(c)	Tellabs, Inc.(a)	800,812

			53,584,984

Textiles

24,234		V.F. Corp.	1,131,728

Tobacco 1.1%

464,979		Altria Group, Inc.	25,318,107
20,200		R.J. Reynolds Tobacco Holdings, Inc.	1,222,100
38,399		UST, Inc.	1,386,204

			27,926,411

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	19

Portfolio of Investments

as of March 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value (Note 1)

Travel Services

33,041	(c)	Sabre Holdings Corp.	$819,747

Trucking & Shipping 1.0%

68,116		FedEx Corp.	5,119,599
14,221		Ryder System, Inc.	550,779
258,200	(c)	United Parcel Service, Inc., Class B	18,032,688

			23,703,066

Utility Communications 2.3%

180,166		AT&T Corp.	3,525,849
426,856	(c)	BellSouth Corp.	11,819,643
763,001		SBC Communications, Inc.	18,724,044
632,033		Verizon Communications, Inc.	23,094,486

			57,164,022

Utilities—Electric 2.3%

140,700		AES Corp.(a)	1,200,171
27,600		Allegheny Energy, Inc.(a)	378,396
43,769	(c)	Ameren Corp.	2,017,313
91,191		American Electric Power Co., Inc.	3,002,008
65,779	(c)	CenterPoint Energy, Inc.	751,854
34,100	(c)	CMS Energy Corp.(a)	305,195
50,551	(c)	Consolidated Edison, Inc.	2,229,299
37,929		Constellation Energy Group, Inc.	1,515,264
73,752		Dominion Resources, Inc.	4,742,254
40,787		DTE Energy Co.	1,678,385
207,962	(c)	Duke Energy Corp.	4,699,941
72,962		Edison International	1,772,247
51,815		Entergy Corp.	3,082,993
77,328		Exelon Corp.	5,325,579
74,206		FirstEnergy Corp.	2,899,970
41,836		FPL Group, Inc.	2,796,737
65,700		NiSource, Inc.	1,396,125
20,000		Pinnacle West Capital Corp.	787,000
40,126		PPL Corp.	1,829,746
55,258	(c)	Progress Energy, Inc.	2,601,547
54,297	(c)	Public Service Enterprise Group, Inc.	2,550,873
167,715	(c)	Southern Co.	5,115,307
40,900	(c)	TECO Energy, Inc.	598,367
72,314		TXU Corp.	2,072,519
91,383		Xcel Energy, Inc.	1,627,531

			56,976,621

See Notes to Financial Statements.

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Shares		Description	Value (Note 1)

Waste Management 0.2%

81,300	(c)	Allied Waste Industries, Inc.(a)	$1,082,103
131,613		Waste Management, Inc.	3,972,080

			5,054,183

Warehouse/Industrial 0.1%

42,700	(c)	ProLogis	1,531,649

		Total common stocks (cost $2,176,718,646)	2,395,453,191

CONTINGENT VALUE OBLIGATION

Utilities—Electric

21,700		Progress Energy, Inc.(a)(e) (cost $11,827)	0

		Total long-term investments (cost $2,176,730,473)	2,395,453,191

SHORT-TERM INVESTMENTS 24.5%

Mutual Fund 24.2%

602,950,553	(d)	Dryden Core Investment Fund - Taxable Money Market Series (Note 3)	602,950,553

Principal Amount (000)
U.S. Government Securities 0.3%

		United States Treasury Bills
$7,500	(b)	0.92%, 6/17/04	7,485,241

		Total short-term investments (cost $610,435,835)	610,435,794

		Total Investments 120.9% (cost $2,787,166,308; Note 5)	3,005,888,985
		Liabilities in excess of other assets (20.9%)	(519,854,940)

		Net Assets 100%	$2,486,034,045

(a)	Non-income producing security.
(b)	Pledged as initial margin for financial futures contracts.
(c)	Securities, or portion thereof, on loan, see Note 4.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Fair valued security, see Note 1.

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	21

Statement of Assets and Liabilities

as of March 31, 2004 (Unaudited)

Assets

Investments at value, including securities on loan of $489,131,934 (cost $2,787,166,308)	$3,005,888,985
Dividends and interest receivable	3,034,280
Receivable for investments sold	2,311,851
Receivable for Fund shares sold	1,598,508
Other assets	15,756

Total assets	3,012,849,380

Liabilities

Payable to broker for collateral for securities on loan (Note 4)	507,561,154
Payable for Fund shares reacquired	16,806,602
Payable for investments purchased	1,132,105
Management fee payable	635,967
Accrued expenses	357,963
Distribution fee payable	159,493
Due to broker-variation margin	119,240
Payable to custodian	42,811

Total liabilities	526,815,335

Net Assets	$2,486,034,045

Net assets were comprised of:
Common stock, at par	$98,704
Paid-in capital in excess of par	2,482,114,535

2,482,213,239
Undistributed net investment income	7,613,009
Accumulated net realized loss on investments	(223,269,642)
Net unrealized appreciation on investments	219,477,439

Net assets, March 31, 2004	$2,486,034,045

See Notes to Financial Statements.

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Class A

Net asset value and redemption price per share ($81,593,135 ÷ 3,241,675 shares of beneficial interest issued and outstanding)	$25.17
Maximum sales charge (3.25% of offering price)	0.85

Maximum offering price to public	$26.02

Class B

Net asset value, offering price and redemption price per share ($114,243,751 ÷ 4,568,096 shares of beneficial interest issued and outstanding)	$25.01

Class C

Net asset value, offering price and redemption price per share ($53,249,773 ÷ 2,129,094 shares of beneficial interest issued and outstanding)	$25.01

Class Z

Net asset value, offering price and redemption price per share ($812,384,179 ÷ 32,248,604 shares of beneficial interest issued and outstanding)	$25.19

Class I

Net asset value, offering price and redemption price per share ($1,424,563,207 ÷ 56,516,418 shares of beneficial interest issued and outstanding)	$25.21

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	23

Statement of Operations

Six Months Ended March 31, 2004 (Unaudited)

Net Investment Income

Dividends	$20,785,233
Interest	33,216
Income from securities loaned, net	274,127

Total income	21,092,576

Expenses
Management fee	3,633,490
Distribution fee—Class A	87,777
Distribution fee—Class B	543,037
Distribution fee—Class C	263,581
Transfer agent fee—Class A	30,702
Transfer agent fee—Class B	117,105
Transfer agent fee—Class C	37,484
Transfer agent fee—Class Z	472,025
Transfer agent fee—Class I	8,430
Custodian’s fees and expenses	119,000
Registration fees	97,000
Reports to shareholders	87,000
Legal fees and expenses	19,000
Insurance	17,000
Trustees’ fees	16,000
Audit fee	15,000
Miscellaneous	20,353

Total expenses	5,583,984
Less: Expense subsidy (Note 2)	(529,859)

Net expenses	5,054,125

Net investment income	16,038,451

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(10,832,720)
Financial futures contracts	10,531,318

(301,402)

Net change in unrealized appreciation (depreciation) on:
Investments	284,467,981
Financial futures contracts	2,844,712

287,312,693

Net gain on investments	287,011,291

Net Increase In Net Assets Resulting From Operations	$303,049,742

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2004	Year Ended September 30, 2003
Increase (Decrease) In Net Assets

Operations
Net investment income	$16,038,451	$27,053,109
Net realized loss on investment transactions	(301,402)	(16,273,592)
Net change in unrealized appreciation (depreciation) on investments	287,312,693	406,546,770

Net increase in net assets resulting from operations	303,049,742	417,326,287

Dividends from net investment income (Note 1)
Class A	(706,145)	(453,916)
Class B	(380,947)	(126,697)
Class C	(185,574)	(68,315)
Class Z	(10,611,644)	(8,444,819)
Class I	(19,320,388)	(14,660,492)

	(31,204,698)	(23,754,239)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	349,424,769	513,855,142
Net asset value of shares issued in reinvestment of dividends	25,160,222	18,168,390
Cost of shares reacquired	(331,866,347)	(486,940,742)

Net increase in net assets from Fund share transactions	42,718,644	45,082,790

Total increase	314,563,688	438,654,838

Net Assets

Beginning of period	2,171,470,357	1,732,815,519

End of period(a)	$2,486,034,045	$2,171,470,357

(a) Includes undistributed net investment income of:	$7,613,009	$22,779,256

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	25

Notes to Financial Statements

(Unaudited)

The Dryden Index Series Fund (the “Company”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Company was established as a Delaware business trust on May 11, 1992 and currently consists of one separate fund, which is the Dryden Stock Index Fund (the “Fund”). Investment operations of the Fund commenced on November 5, 1992. The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of Standard & Poor’s 500 Composite Stock Price Index.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked price, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for whose value have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustee’s approved fair valuation procedures.

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Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or market value on the 61st day and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost. Short-term securities which mature in more than sixty days are valued at current market quotations. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Dryden Index Series Fund/Dryden Stock Index Fund	27

Notes to Financial Statements

(Unaudited) Cont’d

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to qualified institutions. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto on the loaned securities. The Fund receives compensation, net of any rebate and securities lending agent fee, for lending its securities in the form of interest or dividends on the collateral received for securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sale of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis.

Net investment income or loss (other than distribution and transfer agent fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Transfer agent fees are incurred based on shareholder activity and number of accounts for each class.

Dividends and Distributions: Dividends from net investment income and distributions of net capital and currency gains in excess of capital loss carryforward, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid- in capital in excess at par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of

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its taxable net income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .30% of 1% of the average daily net assets of the Fund.

PI has contractually agreed to reimburse the Fund for transfer agent fees to the extent that they exceed .10% of the average daily net assets for each share class. PI has also contractually agreed to reimburse the Fund for certain operating expenses, excluding transfer agent fees, so that total operating expenses, excluding transfer fees, do not exceed .55%, 1.30%, 1.30%, .30% and .30% of the average daily net assets for Class A, Class B, Class C, Class Z and Class I shares, respectively. For the six months ended March 31, 2004, PI subsidized $529,859 of the expenses of the Fund (.03%, ..15%, .07%, .05% and .03% of the average daily net assets of the Class A, Class B, Class C, Class Z and Class I shares, annualized respectively; $0.0080, $0.0360, $0.0181, $0.0118 and $0.0079 per Class A, Class B, Class C, Class Z and Class I shares, respectively).

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class I shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of

Dryden Index Series Fund/Dryden Stock Index Fund	29

Notes to Financial Statements

(Unaudited) Cont’d

distribution, (the “Class A, B and C plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z and Class I shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25 of 1% on the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $75,200 and $35,700 in front-end sales charges resulting from sales of Class A and Class C shares, respectively during the six months ended March 31, 2004. From these fees, PIMS paid such sales charges to dealers which in turn paid commissions to salespersons, and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2004, it received approximately $122,800 and $11,600 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the six months ended March 31, 2004, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was April 30, 2004. Effective May 1, 2004, the commitment will be reduced to $500 million. All other terms and conditions will remain the same. The expiration of the renewed SCA will be October 29, 2004. The fund did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2004.

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Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended March 31, 2004, the Fund incurred fees of approximately $19,400, $88,400, $24,000, $396,300, and $1 for the Class A, Class B, Class C, Class Z and Class I shares, respectively, for the services of PMFS. As of March 31, 2004 approximately $3,400, $14,900, $4,000, $63,900 and $0 for the Class A, Class B, Class C, Class Z and Class I shares, respectively, of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $2,800, $10,700, $5,300, $7,100 and $7,300 for Class A, Class B, Class C, Class Z and Class I shares, respectively, in total networking fees, of which the amount relating to the services of Wachovia Securities LLC (“Wachovia”), an affiliate of PI, were approximately $2,800, $10,300, $5,100, $6,400 and $5,800 for Class A, Class B, Class C, Class Z and Class I shares, respectively, for the six months ended March 31, 2004. As of March 31, 2004, approximately $6,100 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

PIM is the Fund’s securities lending agent. For the six months ended March 31, 2004, PIM has been compensated approximately $91,400 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended March 31, 2004, the Fund earned income of approximately $596,400 and $274,100 from the portfolio, by investing its excess cash and collateral received from securities lending, respectively.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2004 aggregated $90,784,876 and $36,638,175 respectively.

Dryden Index Series Fund/Dryden Stock Index Fund	31

Notes to Financial Statements

(Unaudited) Cont’d

During the six months ended March 31, 2004, the Fund entered into financial futures contracts. Details of open contracts at March 31, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at March 31, 2004	Value at Trade Date	Unrealized Appreciation
	Long Position:
336	S&P 500 Index Futures	June 2004	$94,491,600	$93,736,838	$754,762

As of March 31, 2004, the Fund had securities on loan with an aggregate market value of $489,131,934. The Fund received $507,561,154 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principals, are recorded on the ex-dividend date.

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2003 of approximately $198,294,000, of which $1,876,000 expires in 2009, $56,241,000 expires in 2010 and $140,177,000 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of this amount.

In addition, as of September 30, 2003, the Fund elected to treat post-October capital losses of approximately $7,734,000 incurred in the eleven month period ended September 30, 2003 as being incurred in the current fiscal year.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,815,414,811	$507,096,130	$316,621,955	$190,474,174

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

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Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Z and Class I shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Certain investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Prior to February 2, Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to an initial sales charge and the contingent deferred sales charge (CDSC) for Class C shares will be 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z and Class I shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value divided into five classes, designated Class A, Class B, Class C, Class Z and Class I.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2004:
Shares sold	938,189	$23,302,910
Shares issued in reinvestment of dividends	28,834	687,115
Shares reacquired	(423,799)	(10,479,918)

Net increase (decrease) in shares outstanding before conversion	543,224	13,510,107
Shares issued upon conversion from Class B	44,929	1,105,975

Net increase (decrease) in shares outstanding	588,153	$14,616,082

Year ended September 30, 2003:
Shares sold	1,226,324	$24,670,463
Shares issued in reinvestment of dividends	21,727	438,245
Shares reacquired	(969,707)	(19,779,113)

Net increase (decrease) in shares outstanding before conversion	278,344	5,329,595
Shares issued upon conversion from Class B	92,299	1,917,379

Net increase (decrease) in shares outstanding	370,643	$7,246,974

Dryden Index Series Fund/Dryden Stock Index Fund	33

Notes to Financial Statements

(Unaudited) Cont’d

Class B	Shares	Amount
Six months ended March 31, 2004:
Shares sold	615,506	$14,961,456
Shares issued in reinvestment of dividends	15,313	363,519
Shares reacquired	(337,776)	(8,219,948)

Net increase (decrease) in shares outstanding before conversion	293,043	7,105,027
Shares reacquired upon conversion into Class A	(45,168)	(1,105,975)

Net increase (decrease) in shares outstanding	247,875	$5,999,052

Year ended September 30, 2003:
Shares sold	1,272,789	$26,281,203
Shares issued in reinvestment of dividends	6,016	120,925
Shares reacquired	(770,348)	(15,492,006)

Net increase (decrease) in shares outstanding before conversion	508,457	10,910,122
Shares reacquired upon conversion into Class A	(92,921)	(1,917,379)

Net increase (decrease) in shares outstanding	415,536	$8,992,743

Class C
Six months ended March 31, 2004:
Shares sold	290,572	$7,062,787
Shares issued in reinvestment of dividends	7,495	177,928
Shares reacquired	(372,371)	(8,997,044)

Net increase (decrease) in shares outstanding	(74,304)	$(1,756,329)

Year ended September 30, 2003:
Shares sold	706,660	$14,628,306
Shares issued in reinvestment of dividends	3,296	66,243
Shares reacquired	(647,798)	(13,124,806)

Net increase (decrease) in shares outstanding	62,158	$1,569,743

Class Z
Six months ended March 31, 2004:
Shares sold	4,625,398	$113,685,169
Shares issued in reinvestment of dividends	401,744	9,573,552
Shares reacquired	(6,410,297)	(157,557,042)

Net increase (decrease) in shares outstanding	(1,383,155)	$(34,298,321)

Year ended September 30, 2003:
Shares sold	9,851,946	$201,848,537
Shares issued in reinvestment of dividends	372,418	7,515,405
Shares reacquired	(9,830,445)	(201,552,043)

Net increase (decrease) in shares outstanding	393,919	$7,811,899

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Class I	Shares	Amount
Six months ended March 31, 2004:
Shares sold	7,824,305	$190,412,447
Shares issued in reinvestment of dividends	602,270	14,358,108
Shares reacquired	(5,958,535)	(146,612,395)

Net increase (decrease) in shares outstanding	2,468,040	$58,158,160

Year ended September 30, 2003:
Shares sold	12,101,081	$246,426,633
Shares issued in reinvestment of dividends	496,907	10,027,572
Shares reacquired	(11,576,831)	(236,992,774)

Net increase (decrease) in shares outstanding	1,021,157	$19,461,431

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Trustees in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended March 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Dryden Index Series Fund/Dryden Stock Index Fund	35

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$22.38

Income from investment operations:
Net investment income(a)	.14
Net realized and unrealized gain (loss) on investment transactions	2.91

Total from investment operations	3.05

Less Dividends and Distributions:
Dividends from net investment income	(.26)
Distributions from net realized gains	—

Total dividends and distributions	(.26)

Net asset value, end of period	$25.17

Total Return(b):	13.70%
Ratios/Supplemental Data:
Net assets, end of period (000)	$81,593
Average net assets (000)	$70,222
Ratios to average net assets:(a)
Expenses, including distribution and service (12b-1) fees(f)	.65	%(c)
Expenses, excluding distribution and service (12b-1) fees	.40	%(c)
Net investment income	1.09	%(c)
For Class A, B and C shares:
Portfolio turnover rate	2	%(g)

(a)	Net of expense subsidy.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(c)	Annualized.
(d)	Commencement of offering of Class A shares.
(e)	Less than $.005 per share.
(f)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A

Year Ended September 30,			November 18, 1999(d) Through September 30, 2000

2003	2002	2001

$18.28	$23.30	$32.06	$31.53

.23	.21	.21	.12
4.07	(5.02)	(8.76)	.41

4.30	(4.81)	(8.55)	.53

(.20)	(.21)	(.21)	—
—	—	— (e)	—

(.20)	(.21)	(.21)	—

$22.38	$18.28	$23.30	$32.06

23.62%	(20.90)%	(26.81)%	1.68%

$59,374	$41,723	$41,198	$30,432
$51,350	$49,658	$37,775	$19,055

.65%	.65%	.65%	.65	%(c)
.40%	.40%	.40%	.40	%(c)
1.11%	.92%	.79%	.72	%(c)

2%	7%	3%	2%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	37

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$22.16

Income from investment operations:
Net investment income (loss)(a)	.04
Net realized and unrealized gain (loss) on investment transactions	2.90

Total from investment operations	2.94

Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains	—

Total dividends and distributions	(.09)

Net asset value, end of period	$25.01

Total Return(b):	13.27%
Ratios/Supplemental Data:
Net assets, end of period (000)	$114,244
Average net assets (000)	$108,607
Ratios to average net assets:(a)
Expenses, including distribution and service (12b-1) fees	1.40	%(c)
Expenses, excluding distribution and service (12b-1) fees	.40	%(c)
Net investment income (loss)	.34	%(c)

(a)	Net of expense subsidy.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(c)	Annualized.
(d)	Commencement of offering of Class B shares.
(e)	Less than $.005 per share.

See Notes to Financial Statements.

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Class B

Year Ended September 30,			November 18, 1999(d) Through September 30, 2000

2003	2002	2001

$18.09	$23.06	$31.85	$31.53

.08	.05	.04	(.01)
4.02	(5.00)	(8.74)	.33

4.10	(4.95)	(8.70)	.32

(.03)	(.02)	(.09)	—
—	—	— (e)	—

(.03)	(.02)	(.09)	—

$22.16	$18.09	$23.06	$31.85

22.69%	(21.49)%	(27.39)%	1.01%

$95,729	$70,630	$76,668	$70,903
$82,986	$87,868	$78,694	$42,919

1.40%	1.40%	1.40%	1.40	%(c)
.40%	.40%	.40%	.40	%(c)
.38%	.16%	.05%	(.05	)%(c)

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	39

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$22.16

Income from investment operations:
Net investment income(a)	.04
Net realized and unrealized gain (loss) on investment transactions	2.90

Total from investment operations	2.94

Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains	—

Total dividends and distributions	(.09)

Net asset value, end of period	$25.01

Total Return(b):	13.27%
Ratios/Supplemental Data:
Net assets, end of period (000)	$53,250
Average net assets (000)	$52,716
Ratios to average net assets:(a)
Expenses, including distribution and service (12b-1) fees	1.40	%(c)
Expenses, excluding distribution and service (12b-1) fees	.40	%(c)
Net investment income (loss)	.34	%(c)

(a)	Net of expense subsidy.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(c)	Annualized.
(d)	Commencement of offering of Class C shares.
(e)	Less than $.005 per share.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class C

Year Ended September 30,			November 18, 1999(d) Through September 30, 2000

2003	2002	2001

$18.09	$23.06	$31.85	$31.53

.07	.04	.05	—	(e)
4.03	(4.98)	(8.75)	.32

4.10	(4.94)	(8.70)	.32

(.03)	(.03)	(.09)	—
—	—	— (e)	—

(.03)	(.03)	(.09)	—

$22.16	$18.09	$23.06	$31.85

22.69%	(21.47)%	(27.37)%	1.01%

$48,823	$38,729	$43,487	$32,308
$43,820	$49,960	$41,230	$20,854

1.40%	1.40%	1.37%	1.37	%(c)
.40%	.40%	.37%	.37	%(c)
.38%	.16%	.09%	(.01	)%(c)

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	41

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$22.43

Income from investment operations:
Net investment income(a)	.17
Net realized and unrealized gain (loss) on investment transactions	2.91

Total from investment operations	3.08

Less Dividends and Distributions:
Dividends from net investment income	(.32)
Distributions from net realized gains	—

Total dividends and distributions	(.32)

Net asset value, end of period	$25.19

Total Return(b):	13.81%
Ratios/Supplemental Data:
Net assets, end of period (000)	$812,384
Average net assets (000)	$812,893
Ratios to average net assets:(a)
Expenses	.40	%(d)
Net investment income	1.34	%(d)
For Class Z and I shares:
Portfolio turnover rate	2	%(e)

(a)	Net of expense subsidy.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(c)	Less than $.005 per share.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class Z

Year Ended September 30,

2003	2002	2001	2000	1999

$18.32	$23.35	$32.12	$28.96	$23.11

.28	.28	.28	.29	.22
4.08	(5.03)	(8.78)	3.53	6.07

4.36	(4.75)	(8.50)	3.82	6.29

(.25)	(.28)	(.27)	(.32)	(.26)
—	—	— (c)	(.34)	(.18)

(.25)	(.28)	(.27)	(.66)	(.44)

$22.43	$18.32	$23.35	$32.12	$28.96

23.97%	(20.71)%	(26.67)%	13.28%	27.41%

$754,206	$609,033	$794,954	$995,426	$866,762
$693,096	$812,314	$928,287	$980,790	$681,129

.40%	.40%	.40%	.40%	.40%
1.37%	1.16%	1.04%	.95%	1.16%

2%	7%	3%	2%	3%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	43

Financial Highlights

(Unaudited) Cont’d

	Class I
	Six Months Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$22.45

Income from investment operations:
Net investment income(a)	.17
Net realized and unrealized gain (loss) on investment transactions	2.93

Total from investment operations	3.10

Less Dividends and Distributions:
Dividends from net investment income	(.34)
Distributions from net realized gains	—

Total dividends and distributions	(.34)

Net asset value, end of period	$25.21

Total Return(b):	13.91%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,424,563
Average net assets (000)	$1,377,888
Ratios to average net assets:(a)
Expenses	.30	%(d)
Net investment income	1.44	%(d)

(a)	Net of expense subsidy.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(c)	Less than $.005 per share.
(d)	Annualized.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class I

Year Ended September 30,

2003	2002	2001	2000	1999

$18.34	$23.38	$32.16	$28.99	$23.13

.31	.30	.30	.33	.36
4.08	(5.04)	(8.78)	3.53	5.96

4.39	(4.74)	(8.48)	3.86	6.32

(.28)	(.30)	(.30)	(.35)	(.28)
—	—	— (c)	(.34)	(.18)

(.28)	(.30)	(.30)	(.69)	(.46)

$22.45	$18.34	$23.38	$32.16	$28.99

24.08%	(20.64)%	(26.58)%	13.38%	27.55%

$1,213,338	$972,700	$1,210,995	$1,501,345	$1,019,034
$1,118,408	$1,278,422	$1,431,444	$1,317,874	$915,642

.30%	.30%	.30%	.30%	.30%
1.48%	1.26%	1.14%	1.05%	1.26%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	45

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

TRUSTEES

David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Dryden Stock Index Fund
Share Class	A	B	C	Z	I

NASDAQ	PSIAX	PBSIX	PSICX	PSIFX	PDSIX
CUSIP	262439102	262439201	262439300	262439508	262439409

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of March 31, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Stock Index Fund
Share Class	A	B	C	Z	I

NASDAQ	PSIAX	PBSIX	PSICX	PSIFX	PDSIX
CUSIP	262439102	262439201	262439300	262439508	262439409

MF174E2    IFS-A091957    Ed. 05/2004

Item 2 – Code of Ethics – – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Index Series Fund

By (Signature and Title)*	/s/ Marguerite E.H. Morrison
Marguerite E.H. Morrison Assistant Secretary

Date May 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date May 24, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date May 24, 2004

*	Print the name and title of each signing officer under his or her signature.